CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
NET REVENUES
- Educational program and services		¥ 412,016	$ 59,343	¥ 395,715	¥ 411,998
COST OF REVENUES
- Educational program and services		(238,742)	(34,386)	(245,945)	(274,036)
GROSS PROFIT		173,274	24,957	149,770	137,962
OPERATING EXPENSES
Selling and marketing		(41,818)	(6,023)	(55,511)	(80,377)
General and administrative		(145,513)	(20,958)	(280,634)	(508,544)
Research and development		(7,572)	(1,091)	(7,308)	(12,259)
Impairment loss		(22,402)	(3,227)	(162,351)	(292,577)
Total operating expenses		(217,305)	(31,299)	(505,804)	(893,757)
OPERATING LOSS		(44,031)	(6,342)	(356,034)	(755,795)
OTHER INCOME (EXPENSE)
Interest income (expense), net		5,941	856	(51,015)	(121,794)
Loss from extinguishment of debt		0	0	0	(143,901)
Foreign exchange gain (loss), net		84	12	(183)	(580)
Other income (loss), net		2,570	370	486	(8,989)
Income on reconsolidation of previously deconsolidated entities		0	0	14,127	0
Gain on disposal of subsidiary		0	0	0	7,403
(Loss) gain on sale of investment available for sale		4,329	624	(2,786)	0
Total other (expenses) income		12,924	1,862	(39,371)	(267,861)
LOSS BEFORE INCOME TAX, NON-CONTROLLING INTERESTS, AND DISCONTINUED OPERATIONS		(31,107)	(4,480)	(395,405)	(1,023,656)
Income tax (expense) benefit		(5,911)	(851)	118,963	(1,135)
LOSS FROM CONTINUING OPERATIONS		(37,018)	(5,331)	(276,442)	(1,024,791)
(Loss) income on and from sale of discontinued operations, net of income tax		0	0	340,798	(57,764)
NET (LOSS) INCOME		(37,018)	(5,331)	64,356	(1,082,555)
Less: Net (loss) income attributable to non-controlling interests from continuing operations		(1,318)	(190)	606	(6,244)
Less: Net income attributable to non-controlling interests from discontinued operations		0	0	11	502
NET (LOSS) INCOME ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.		(35,700)	(5,141)	63,739	(1,076,813)
NET (LOSS) INCOME		(37,018)	(5,331)	64,356	(1,082,555)
OTHER COMPREHENSIVE INCOME, NET OF TAX
Foreign translation adjustments		(1,160)	(167)	7,869	12,137
Unrealized gains on short term investments available for sale, net of tax effect of RMB nil, RMB 328 and RMB 584 for years ended December 31, 2014, 2015 and 2016, respectively		1,752	252	984	0
Other comprehensive income		592	85	8,853	12,137
TOTAL COMPREHENSIVE (LOSS) INCOME		¥ (36,426)	$ (5,246)	¥ 73,209	¥ (1,070,418)
COMPREHENSIVE LOSS
Net loss from continuing operations per share - basic and diluted | (per share)	[1]	¥ (0.93)	$ (0.13)	¥ (7.52)	¥ (73.13)
Net (loss) income from discontinued operations per share - basic and diluted | (per share)	[1]	¥ 0	$ 0	¥ 9.25	¥ (4.18)
Weighted average shares used in calculating basic and diluted net income (loss) per share	[1]	38,469,234	38,469,234	36,848,816	13,928,048
Share-based compensation expense included in:
Share-based compensation expense		¥ 7,828	$ 1,127	¥ 50,117	¥ 157,365
Selling and Marketing Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		0	0	457	351
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		7,828	1,127	49,371	156,870
Research and Development Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense		¥ 0	$ 0	¥ 289	¥ 144

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect Ambow Education Holding Ltd.’s 1 for 30 reverse stock split, which was effective on September 4, 2015.